Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000136885 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000136885 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136885 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136885 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136885 | 78351F107 | Ryan Specialty Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136885 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136885 | 22266T109 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136885 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136885 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136885 | 74736L109 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136885 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000136885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136885 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000136885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000136885 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000136885 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000136885 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	16.20%
C000136885 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	75.30%
C000136885 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.50%
C000136884 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000136884 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136884 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136884 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136884 | 78351F107 | Ryan Specialty Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136884 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136884 | 22266T109 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136884 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136884 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136884 | 74736L109 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136884 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000136884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000136884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000136884 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000136884 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000136884 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	16.20%
C000136884 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	75.30%
C000136884 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.50%